RIGHT OF USE ASSETS	3 Months Ended
Mar. 31, 2025
RIGHT OF USE ASSETS

9.	RIGHT OF USE ASSETS

The Company has three leases with expiration dates of May 31, 2026, January 31, 2027, and September 30, 2028.

	Buildings	Land	Total

Balance at December 31, 2023	$515,071	$206,616	$721,687
Depreciation	(142,727)	(214,114)	(356,841)
Foreign exchange translation	-	7,498	7,498
Balance at December 31, 2024	$372,344	$-	$372,344
Depreciation	(35,682)	-	(35,682)
Balance at March 31, 2025	$336,662	$-	$336,662

The condensed consolidated interim statement of financial position shows the following amounts related to leases:

	March 31, 2025	December 31, 2024
Buildings	$336,662	$372,344

There were no additions to the right of use assets during the three months ended March 31, 2025 nor the year ended December 31, 2024.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2025

Expressed in Canadian Dollars (unaudited)